Commitments and Contingencies - Narrative (Details) $ in Thousands				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 22, 2023 plaintiff	Apr. 14, 2023 plaintiff	Mar. 02, 2020 claim	May 31, 2024 USD ($) shares	Feb. 29, 2020 claim	May 31, 2024 plaintiff	Jul. 02, 2023 USD ($)	Jun. 30, 2024 USD ($) release claim	Jul. 02, 2023 USD ($)	Dec. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 1998 USD ($)	Dec. 31, 1997 USD ($)
Details of commitments and contingencies
Additions to property and equipment								$ 114,049	$ 68,130
Increase in self insurance reserves							$ 37,600		37,600
Self-insurance reserves							$ 68,633	$ 64,767	$ 68,633		$ 64,605
Securities class action lawsuits | Pending litigation
Details of commitments and contingencies
Number of claims filed | claim			2		2
Personal injury lawsuit | Settled litigation
Details of commitments and contingencies
Number of plaintiffs | plaintiff	55	421
Number of plaintiffs represented by different law firms | plaintiff						19
Number of claims dismissed | claim								9
Number of releases received (over) | release								150
Six Flags Over Georgia
Details of commitments and contingencies
Units purchased in partnership parks (in shares) | shares				0.269
Purchase price of partnership units				$ 1,100
Limited partner percentage of interests owned								31.80%
Percentage of remaining redeemable units											68.50%
Six Flags Over Texas
Details of commitments and contingencies
Units purchased in partnership parks (in shares) | shares				0.005
Purchase price of partnership units				$ 0
Limited partner percentage of interests owned								54.10%
Percentage of remaining redeemable units											45.90%
Six Flags over Texas and Georgia
Details of commitments and contingencies
Annual distributions by general partners to limited partners in partnership parks								$ 88,500
Share of partnership parks' annual distributions paid to six flags entertainment corporation								$ 39,500
Rolling period for making minimum capital expenditure at each of the Partnership Parks								5 years
Percentage of capital expenditures to Partnership Parks' revenues								6.00%
Weighted average period of the park's EBITDA for calculation of value of purchase price								4 years
Additions to property and equipment											$ 26,000
Cash generated from operating activities by partnerships, after deduction of capital expenditures and excluding the impact of short-term intercompany advances											16,000
Six Flags over Texas and Georgia | Minimum | Forecast
Details of commitments and contingencies
Additions to property and equipment										$ 25,000
Six Flags over Texas and Georgia | Maximum | Forecast
Details of commitments and contingencies
Additions to property and equipment										$ 30,000
Six Flags Over Georgia
Details of commitments and contingencies
Specified multiple for purchase price valuation								8.0
Specified price for purchase of partnership parks								$ 409,700
Agreed-upon value for the partnerships											483,500		$ 250,000
Redemption value of noncontrolling interests								$ 279,100
Six Flags Over Georgia | Limited Partner
Details of commitments and contingencies
Agreed-upon value for the partnerships											330,900
Six Flags Over Texas
Details of commitments and contingencies
Specified multiple for purchase price valuation								8.5
Specified price for purchase of partnership parks								$ 527,400
Agreed-upon value for the partnerships											712,700	$ 374,800
Redemption value of noncontrolling interests								$ 240,800
Six Flags Over Texas | Limited Partner
Details of commitments and contingencies
Agreed-upon value for the partnerships											$ 332,600